Cover Page	Dec. 12, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 12, 2019
Entity Registrant Name	OASIS MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38212
Entity Tax Identification Number	47-1208855
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
City Area Code	281
Local Phone Number	404-9500
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	OMP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001652133
Amendment Flag	false